Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	₱ 8,220	₱ 7,878
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	6,773	6,429
Net amount presented in the consolidated statements of financial position	1,447	1,449
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	7,625	7,161
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	6,405	5,877
Net amount presented in the consolidated statements of financial position	1,220	1,284
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	595	717
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	368	552
Net amount presented in the consolidated statements of financial position	227	165
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	149,409	82,522
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	51,649	2,771
Net amount presented in the consolidated statements of financial position	97,760	79,751
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	132,459	75,394
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	46,556	72
Net amount presented in the consolidated statements of financial position	85,903	75,322
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and other customers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	16,950	7,128
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	5,093	2,699
Net amount presented in the consolidated statements of financial position	₱ 11,857	₱ 4,429